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ANNUAL REPORT DECEMBER 31, 2002


EATON VANCE
INSTITUTIONAL
EMERGING
MARKETS
FUND


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                       IMPORTANT NOTICE REGARDING DELIVERY

                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

LETTER TO SHAREHOLDERS


[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President


Eaton Vance Institutional Emerging Markets Fund had a total return of 7.60% for the year ended December 31, 2002. That return was the result of an increase in net asset value per share (NAV) from $10.96 on December 31, 2001 to $11.77 on December 31, 2002 and the reinvestment of $0.024 per share in dividend income.(1)

For comparison, the Morgan Stanley Capital International Emerging Markets Free Index - an unmanaged index of common stocks traded in the emerging markets - had a total return of -6.17% during the same period.(2)

Emerging markets faced many challenges in 2002...

In 2002, global emerging markets struggled against a lingering worldwide bear market. U.S. markets suffered through their sharpest stock market declines since the 1970s. Similarly, markets in Europe, Japan and Hong Kong recorded another year of double digit losses. Across the globe, markets wrestled with threats of war, stagnant growth and demand, and a continuing deflation of the technology bubble. In Latin America, local crises, coupled with global events, deepened the region's continuing financial crisis. In Asia, stock suffered from sluggish regional economies and were dragged lower by U.S. market declines.

Growth rates and valuation levels, combined, make global emerging markets an asset class to watch...

The growth potential of some emerging market countries has become quite clear. China's economy, for example, has grown at over 7% per year, compounded over the last 20 years. This is the fastest rate of growth that has been sustained in so large an economy. Additionally, valuation levels of global emerging markets, as a group, are relatively low when compared to developed economies.

Hence, global emerging markets offer low valuations with the potential for growth. We believe emerging markets offer compelling growth opportunities. As an asset class, we feel, emerging markets deserve heightened investor attention.

                                            Sincerely,

                                            /s/ Thomas E. Faust Jr

                                            Thomas E. Faust Jr
                                            President
                                            January 28, 2003


FUND INFORMATION
AS OF DECEMBER 31, 2002

PERFORMANCE(3)

SEC AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-----------------------------------------------------
One year                                        7.60%
Life of Fund+                                   5.22%

+Inception date: 5/19/99


TEN LARGEST HOLDINGS(4)
-----------------------
Harmony Gold Mining                          4.2%
Hansabank                                    3.7
Gold Fields                                  3.4
Sindo Ricoh                                  3.1
China Insurance International Holdings       3.0
East Telekom GDR                             2.8
PT Telekomunikasi                            2.6
Samsung Fire & Marine Insurance              2.6
Fomento Economico Mexicano ADR               2.6
Siam Cement                                  2.4


(1)The Fund has no sales charge. (2)It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. (4) Ten largest holdings represent 30.4% of the Portfolio's total net assets, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

MANAGEMENT DISCUSSION


[PHOTO OF HON. JACOB REES-MOGG]

Hon. Jacob Rees-Mogg
Portfolio Manager


AN INTERVIEW WITH THE HON. JACOB REES-MOGG, DIRECTOR, LLOYD GEORGE INVESTMENT MANAGEMENT, AND PORTFOLIO MANAGER OF EMERGING MARKETS PORTFOLIO.


Q:   Jacob, how did the Emerging Markets Portfolio fare this past year?

A: Portfolio returns fared quite well when compared to most equity market returns around the globe. The Fund had an average annual total return of 7.60%, for the year ended December 31, 2002, while our benchmark, the MSCI Emerging Markets Free Index*, had a total return of -6.17% for the same time period. Equity markets in both developed and developing markets had a very challenging year. Needless to say, we are pleased with the Fund's performance.

Q: There did not seem to be much good news coming from equity markets in 2002. What specific challenges did emerging markets face?

A: There were several challenges. First, emerging markets were mired in the continuing fall-out from U.S. and European technology market crashes. Despite hopes that a declining global interest rate environment would improve the markets' outlook, investors instead maintained a bearish sentiment amidst a sluggish global economy and falling corporate profits. Second, a string of high-profile corporate scandals in the United States eroded investor trust. And finally, the threat of U.S. military action against Iraq and renewed tension between the U.S. and North Korea produced investor uncertainty worldwide.

Q: What contributed to the success of the Portfolio in this investment environment?

A: The benefits of an actively managed portfolio were critical in last year's market climate. Our strategic view remained defensive, and we continued to take a long-term investment approach by looking for companies that can increase in value over time, regardless of short-term market fluctuations. We looked to identify these companies through sound balance sheets, good dividend yields and low p/e ratios. With so much uncertainty in the markets, it was important to stay disciplined in our stock selection process.


* It is not possible to invest directly in an Index.


FIVE LARGEST INDUSTRY WEIGHTINGS(1)

BY TOTAL NET ASSETS

[CHART]

Mining                             11.9%
Banks and Money Services           10.0%
Food & Beverages                    7.4%
Telephone-Integrated                7.3%
Insurance                           5.6%


REGIONAL DISTRIBUTION(1)

BY TOTAL INVESTMENTS

[CHART]

Asia                               47.7%
Latin America                      14.4%
Eastern Europe                     10.3%
South Africa                        8.7%
Russia                              6.6%
India                               4.4%
Other                               7.9%


(1)Because the Portfolio is actively managed, Industry Weightings and Regional Distribution presented at 12/31/02 are subject to change.

Q: What emerging market countries benefitted the Portfolio most over the past year?

A: Throughout 2002 we sought to capitalize on the compelling consumption story inherent in Asia. China has grown its GDP at over 7%, compounded annually, for the last 20 years. Other Asian countries, including South Korea, Taiwan and Thailand, are achieving similar long-term growth rates. The Chinese government has undertaken sweeping reforms that have strengthened its economy and also stimulated robust inter-regional trade. South Korea's exports to China, for example, have just surpassed those to the United States. Similar to China, South Korea has benefitted from government reforms, rapidly growing domestic consumption and relatively inexpensive stock price valuations. To give an idea of the growing economic power of the east Asian region, the combined GDP for East Asia is $14 trillion, compared to $10 trillion for the United States.

Q:   What about Latin America?

A: The prospects for Latin America over the past year would have been challenging if all the region had to contend with was the United States downdraft. Unfortunately, the region had its own difficulties to sort through. Both Brazil and Argentina saw their currency valuations fall 35% and 70%, respectively, and were among the world's worst performing stock markets. Our Portfolio remained underweighted in Latin America, with the exception of Mexico. The Mexican economy, whose credit rating was raised to "investment grade" by Standard and Poor's in February, continues to be one of the most stable in the region. Mexico's advantage lies in the fact that its economy is linked closely with its largest trading partner, the United States.

Q: The top holding of the Portfolio, as of December 31, 2002, is a gold mining company. Is there any significance to this?

A: Our decision to hold gold mining companies in the Portfolio is significant on two fronts. First is our Portfolio's defensive stance. Gold mining companies have been beneficiaries of the current global uncertainty, as investors look for havens. Gold, historically, has been a haven and should continue to benefit as global economic and political uncertainly persists. Second, commodities in general have been benefitting from rising prices and easing credit tensions worldwide. Commodity prices are still low and should enjoy further increases as the global economy improves.

Q:   What is your outlook for the year ahead?

     We believe that the economies of developed nations should grow in 2003, but grow slowly. The economies of the United States and Europe may be overshadowed by the impending military action against Iraq and the ongoing war against Al-Qaeda. Against this background, we believe that Asia and global emerging markets will be among the most promising investments for 2003. China's strength should continue to play a more prominent role in the global economy with their consistent GDP growth and the continued wealth creation from an emerging consumer class. Emerging markets should also benefit from rising commodity prices. Russian oil companies, South African gold mines and Chilean copper companies are among the obvious beneficiaries. Again, China will be a growing factor in this demand for commodities as its wealth increases along with its requirements for resources.


          THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX*

MAY 31, 1999-DECEMBER 31, 2002


                   EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
      Inception: 5/19/99

                FUND            FUND              EMERGING
              VALUE AT       VALUE WITH         MARKETS FREE
  DATE          NAV         SALES CHARGE           INDEX
------------------------------------------------------------
 5/31/1999    10,000             N/A               10,000
 6/30/1999    11,216                               11,214
 7/31/1999    10,603                               10,902
 8/31/1999    10,772                               11,005
 9/30/1999    10,317                               10,629
10/31/1999    11,025                               10,854
11/30/1999    12,886                               11,827
12/31/1999    15,571                               13,335
 1/31/2000    15,169                               13,409
 2/29/2000    15,793                               13,591
 3/31/2000    16,357                               13,664
 4/30/2000    14,396                               12,370
 5/31/2000    13,793                               11,851
 6/30/2000    14,622                               12,249
 7/31/2000    14,105                               11,615
 8/31/2000    14,536                               11,664
 9/30/2000    13,275                               10,644
10/31/2000    12,446                                9,872
11/30/2000    11,131                                9,007
12/31/2000    11,713                                9,224
 1/31/2001    12,758                               10,493
 2/28/2001    12,112                                9,671
 3/31/2001    11,228                                8,716
 4/30/2001    11,713                                9,146
 5/31/2001    12,370                                9,252
 6/30/2001    12,036                                9,059
 7/31/2001    11,239                                8,482
 8/31/2001    11,357                                8,397
 9/30/2001     9,903                                7,096
10/31/2001    10,172                                7,536
11/30/2001    11,207                                8,323
12/31/2001    11,810                                8,983
 1/31/2002    12,359                                9,286
 2/28/2002    12,920                                9,436
 3/31/2002    13,560                               10,002
 4/30/2002    14,132                               10,065
 5/31/2002    14,164                                9,902
 6/30/2002    13,484                                9,157
 7/31/2002    12,696                                8,457
 8/31/2002    12,729                                8,586
 9/30/2002    12,048                                7,659
10/31/2002    12,264                                8,157
11/30/2002    12,523                                8,718
12/31/2002    12,707                                8,428


-- EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
-- MSCI EMERGING MARKETS FREE INDEX


PERFORMANCE**

SEC AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-----------------------------------------------------
One year                           7.60%
Life of Fund+                      5.22%

+Inception date: 5/19/99


* Sources: Thomson Financial; Lipper, Inc. Investment operations commenced 5/19/99. The chart uses closest month-end after inception.

     The chart compares the Fund's total return with that of the Morgan Stanley Capital International Emerging Markets Free Index, a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. The Fund has no sales charge.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
----------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $2,323,876)          $2,686,520
Receivable for Fund shares sold                1,561
Receivable from the Administrator              7,987
----------------------------------------------------
TOTAL ASSETS                              $2,696,068
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $      409
Accrued expenses                              10,131
----------------------------------------------------
TOTAL LIABILITIES                         $   10,540
----------------------------------------------------
NET ASSETS                                $2,685,528
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $2,655,809
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                    (331,568)
Accumulated net investment loss               (1,357)
Net unrealized appreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                     362,644
----------------------------------------------------
TOTAL                                     $2,685,528
----------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
----------------------------------------------------
($2,685,528  DIVIDED BY 228,111 SHARES
   OF BENEFICIAL INTEREST OUTSTANDING)    $    11.77
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
Investment Income
--------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $6,404)         $ 52,860
Interest allocated from Portfolio            1,274
Expenses allocated from Portfolio          (38,125)
--------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 16,009
--------------------------------------------------

Expenses
--------------------------------------------------
Trustees' fees and expenses               $    145
Legal and accounting services               18,564
Registration fees                           13,895
Custodian fee                               10,436
Printing and postage                         7,117
Transfer and dividend disbursing agent
   fees                                        349
Miscellaneous                                2,274
--------------------------------------------------
TOTAL EXPENSES                            $ 52,780
--------------------------------------------------
Deduct --
   Waiver of investment adviser fee and
      reimbursement of expenses
      by the Investment Adviser           $ 52,055
   Waiver of administration fee and
      reimbursement of expenses
      by the Administrator                  27,183
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 51,229
--------------------------------------------------

NET EXPENSES                              $  1,551
--------------------------------------------------

NET INVESTMENT INCOME                     $ 14,458
--------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $4,846)      $(66,323)
   Foreign currency and forward foreign
      currency
      exchange contract transactions       (10,089)
--------------------------------------------------
NET REALIZED LOSS                         $(76,412)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $244,331
   Foreign currency and forward foreign
      currency
      exchange contracts                     2,642
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $246,973
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $170,561
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $185,019
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $          14,458  $          22,046
   Net realized loss                                (76,412)          (231,562)
   Net change in unrealized appreciation
      (depreciation)                                246,973            234,691
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         185,019  $          25,175
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $          (5,428) $              --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $          (5,428) $              --
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $         713,862  $         317,193
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                          5,427                 --
   Cost of shares redeemed                         (693,454)          (225,260)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $          25,835  $          91,933
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         205,426  $         117,108
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $       2,480,102  $       2,362,994
------------------------------------------------------------------------------
AT END OF YEAR                            $       2,685,528  $       2,480,102
------------------------------------------------------------------------------

Accumulated undistributed net investment income (loss)
included
in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $          (1,357) $           4,477
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------
                                    2002        2001        2000        1999(1)
---------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.960     $10.870     $14.730       $10.000
---------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------
Net investment income (loss)      $ 0.063     $ 0.098     $(0.042)      $(0.014)
Net realized and unrealized
   gain (loss)                      0.771      (0.008)     (3.521)        4.744
---------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.834     $ 0.090     $(3.563)      $ 4.730
---------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------
From net investment income        $(0.024)    $    --     $    --       $    --
From net realized gain                 --          --      (0.297)           --
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.024)    $    --     $(0.297)      $    --
---------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $11.770     $10.960     $10.870       $14.730
---------------------------------------------------------------------------------

TOTAL RETURN(2)                      7.60%       0.83%     (24.92)%       47.30%
---------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 2,686     $ 2,480     $ 2,363       $ 1,304
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                   1.50%       1.74%       1.89%         1.57%(4)
   Net expenses after
      custodian fee
      reduction(3)                   1.50%       1.50%       1.50%         1.50%(4)
   Net investment income
      (loss)                         0.55%       0.97%      (0.63)%       (0.20)%(4)
Portfolio Turnover of the
   Portfolio                           76%        125%         65%           95%
---------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       3.88%       3.86%       5.10%         8.74%(4)
   Expenses after custodian
      fee reduction(3)               3.88%       3.62%       4.71%         8.67%(4)
   Net investment loss              (1.83)%     (1.15)%     (3.85)%       (7.37)%(4)
Net investment loss per share     $(0.210)    $(0.116)    $(0.257)      $(0.516)
---------------------------------------------------------------------------------

 (1) For the period from the start of business, May 19, 1999, to December 31, 1999.
 (2) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (13.3%) at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes has a capital loss carryover of $377,628 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $32,950, $268,170 and $76,508 will expire on December 31, 2008, 2009 and 2010, respectively. At December 31, 2002, net currency losses of $1,448 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's taxable year ending December 31, 2003.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
                                                 2002         2001
    ------------------------------------------------------------------
    Sales                                        59,253       29,807
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    432           --
    Redemptions                                 (57,771)     (20,988)
    ------------------------------------------------------------------
    NET INCREASE                                  1,914        8,819
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Investment adviser and administrative fees are paid by the Portfolio to Lloyd George Management (Bermuda) Limited (LGM) (the Adviser) and to Eaton Vance Management (EVM) (the Administrator) and its affiliates. To enhance the net investment income of the Fund, the Adviser and Administrator were allocated $30,737 and $20,492, respectively, of the Fund's operating expenses. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's and LGM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administrative fees. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. Effective August 1, 2002, EVM serves as the sub-transfer agent of the fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2002 no significant amounts have been earned.

5 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $714,522 and $703,117, respectively, for the year ended December 31, 2002.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Institutional Emerging Markets Fund (the Fund) (one of the series constituting Eaton Vance Special Investment Trust) as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, May 19, 1999, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Institutional Emerging Markets Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, May 19, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2003

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 86.6%

SECURITY                                  SHARES         VALUE
--------------------------------------------------------------------
Aerospace and Defense -- 1.6%
--------------------------------------------------------------------
Embraer - Empresa Brasileira de
Aeronautica S.A. ADR                            20,000   $   318,000
Aircraft manufacturer
--------------------------------------------------------------------
                                                         $   318,000
--------------------------------------------------------------------
Automotive -- 0.6%
--------------------------------------------------------------------
Tata Engineering and Locomotive Co.,
Ltd. GDR(1)                                     34,482   $   117,928
Indian auto producer and distributor
--------------------------------------------------------------------
                                                         $   117,928
--------------------------------------------------------------------
Banks and Money Services -- 10.0%
--------------------------------------------------------------------
Hansabank Ltd.                                  44,654   $   748,215
Financial institution in the Baltic
States
HDFC Bank Ltd. ADR(1)                           19,300       259,778
A private sector bank in India
Kiatnakin Finance Public Co., Ltd.             326,000       245,539
Non-bank lender in Thailand
Kookmin Bank                                    11,800       417,858
Korean bank
OTP Bank Rt. GDR                                17,210       337,316
Bank in Hungary
--------------------------------------------------------------------
                                                         $ 2,008,706
--------------------------------------------------------------------
Beverages -- 1.5%
--------------------------------------------------------------------
Grupo Continental SA                           183,451   $   299,296
The company manufactures, markets, and
distributes non-alcoholic beverages
bearing trademarks of the Coca-Cola
Company
--------------------------------------------------------------------
                                                         $   299,296
--------------------------------------------------------------------
Chemicals -- 2.0%
--------------------------------------------------------------------
Reliance Industries Ltd.                        33,100   $   409,612
A major player in the Indian
petrochemicals sector
--------------------------------------------------------------------
                                                         $   409,612
--------------------------------------------------------------------
Computers -- 1.6%
--------------------------------------------------------------------
Advantech Co., Ltd.                            177,000   $   319,264
Industrial automation, network computing
and embedded computing
--------------------------------------------------------------------
                                                         $   319,264
--------------------------------------------------------------------
SECURITY                                  SHARES         VALUE
--------------------------------------------------------------------
Conglomerates -- 4.5%
--------------------------------------------------------------------
Asian Property Development Public Co.,
Ltd.(1)                                        267,000   $   259,884
Property development company in Thailand
which deals with residential property in
Bangkok
Italian-Thai Development Public
Company Ltd.(1)                                470,000       247,254
Construction company
SP Setia                                       616,500       397,480
Prime developer with projects located in
fast growing areas such as Selangor,
Johor and Kuala Lumpur
--------------------------------------------------------------------
                                                         $   904,618
--------------------------------------------------------------------
Drugs -- 0.9%
--------------------------------------------------------------------
EGIS Rt.                                         2,875   $   177,666
Generic drug maker
--------------------------------------------------------------------
                                                         $   177,666
--------------------------------------------------------------------
Electric - Integrated -- 3.8%
--------------------------------------------------------------------
CLP Holdings Ltd.                               85,000   $   342,243
Power supplier for nearly 75% of Hong
Kong population
Hong Kong Electric                             114,000       431,234
Generates and supplies electricity and
provides engineering consultancy and
project management services
--------------------------------------------------------------------
                                                         $   773,477
--------------------------------------------------------------------
Engineering -- 1.6%
--------------------------------------------------------------------
Gamuda                                         223,000   $   322,763
A Malaysian company which manufactures
and supplies road surfacing materials,
operates quarry and road laying projects
--------------------------------------------------------------------
                                                         $   322,763
--------------------------------------------------------------------
Food and Beverages -- 7.4%
--------------------------------------------------------------------
Fomento Economico Mexicano S.A. de
C.V. ADR                                        14,500   $   528,090
Mexican conglomerate with interests in
the beer consumption market, Coca-Cola
FEMSA, convenience store chains, and
beverage & seafood cans
Hite Brewery Co., Ltd.                           8,100       335,323
Korean brewer
President Chain Store Corp.                    158,766       240,555
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
Vina Concha y Toro ADR                          11,500       388,930
Wine producer/exporter
--------------------------------------------------------------------
                                                         $ 1,492,898
--------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES         VALUE
--------------------------------------------------------------------
Healthcare Products -- 1.8%
--------------------------------------------------------------------
Pihsiang Machinery Mfg. Co., Ltd.              120,000   $   354,978
Manufacturer of medical equipment
including wheelchairs
--------------------------------------------------------------------
                                                         $   354,978
--------------------------------------------------------------------
Household Products -- 1.5%
--------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V.          129,000   $   295,016
Pulp and household paper provider
--------------------------------------------------------------------
                                                         $   295,016
--------------------------------------------------------------------
Insurance -- 5.6%
--------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                    1,168,000   $   595,341
China Insurance focuses on reinsurance
and insurance brokerage business
Samsung Fire & Marine Insurance Co.,
Ltd.                                             9,650       527,229
Korean non-life insurance company
--------------------------------------------------------------------
                                                         $ 1,122,570
--------------------------------------------------------------------
Leisure and Tourism -- 1.6%
--------------------------------------------------------------------
Genting Berhad                                  94,200   $   332,179
Tourism/Gaming company
--------------------------------------------------------------------
                                                         $   332,179
--------------------------------------------------------------------
Machinery -- 2.4%
--------------------------------------------------------------------
Siam Cement Co. Ltd.                            16,700   $   483,778
Industrial and building material
producer in Thailand
--------------------------------------------------------------------
                                                         $   483,778
--------------------------------------------------------------------
Mining -- 11.9%
--------------------------------------------------------------------
Antofagasta PLC                                 39,600   $   398,376
Chilian copper mining company
Gold Fields Ltd.                                49,600       693,897
South African gold producer
Harmony Gold Mining Co. Ltd.                    49,279       845,226
A mining company that produces gold
Highland Gold Mining Ltd.(1)                   135,507       461,307
Russian gold mining company
--------------------------------------------------------------------
                                                         $ 2,398,806
--------------------------------------------------------------------
Office Automation and Equipment -- 3.1%
--------------------------------------------------------------------
Sindo Ricoh Co.                                 11,200   $   618,524
Manufacturer of photocopiers and other
office equipment
--------------------------------------------------------------------
                                                         $   618,524
--------------------------------------------------------------------
SECURITY                                  SHARES         VALUE
--------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.9%
--------------------------------------------------------------------
OAO Gazprom ADR                                 28,100   $   331,580
Large natural gas company in terms of
reserves, transportation and production,
and a major supplier of natural gas to
Europe
Yukos ADR                                        3,300       462,759
Produces, explores and refines oil and
gas reserves in Russia
--------------------------------------------------------------------
                                                         $   794,339
--------------------------------------------------------------------
Oil Companies - Exploration & Production -- 3.3%
--------------------------------------------------------------------
CNOOC Ltd.                                     321,000   $   417,789
Explores, develops and produces crude
oil and natural gas in Hong Kong
Teton Petroleum Co.(1)(2)                    1,057,269       240,000
Russian oil exploration and production
company
--------------------------------------------------------------------
                                                         $   657,789
--------------------------------------------------------------------
Publishing -- 1.4%
--------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik
A.S.(1)                                    111,523,000   $   290,930
Turkey's most widely read newspaper
--------------------------------------------------------------------
                                                         $   290,930
--------------------------------------------------------------------
Retail -- 1.6%
--------------------------------------------------------------------
Wal-Mart de Mexico S.A.                        140,000   $   319,770
A major retailer in food, clothing, and
other merchandise, under a variety of
store formats
--------------------------------------------------------------------
                                                         $   319,770
--------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 2.2%
--------------------------------------------------------------------
KEC Corp.                                       13,500   $   455,293
Manufactures electrical goods and
produces signal and power transistors
and other components used in mobile
phones and automobiles
--------------------------------------------------------------------
                                                         $   455,293
--------------------------------------------------------------------
Telephone - Integrated -- 7.3%
--------------------------------------------------------------------
AS Eesti Telekom GDR                            30,000   $   558,000
Estonia's fixed line and mobile telecom
provider
Mobile Telesystems ADR(1)                       10,298       382,468
Provides telecommunication services
including Internet and network services
in Russia
PT Telekomunikasi Indonesia                  1,240,000       533,408
Indonesia's fixed line operation
--------------------------------------------------------------------
                                                         $ 1,473,876
--------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES         VALUE
--------------------------------------------------------------------
Tobacco -- 3.5%
--------------------------------------------------------------------
British American Tobacco Malaysia Berhad        33,600   $   313,895
Tobacco producers (part of BAT group)
Companhia Souza Cruz S.A.                       78,620       395,765
Tobacco producers (part of BAT group)
--------------------------------------------------------------------
                                                         $   709,660
--------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,527,429)                         $17,451,736
--------------------------------------------------------------------

PREFERRED STOCKS -- 1.3%

SECURITY                                  SHARES         VALUE
--------------------------------------------------------------------
Automotive -- 1.3%
--------------------------------------------------------------------
Hyundia Motor Co., Ltd.                         26,000   $   263,058
Car manufacturer
--------------------------------------------------------------------
                                                         $   263,058
--------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $288,257)                            $   263,058
--------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES         VALUE
--------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.0%
--------------------------------------------------------------------
Teton Petroleum Co.(1)(2)                      960,000   $         0
Russian oil exploration and production
company
--------------------------------------------------------------------
                                                         $         0
--------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                  $         0
--------------------------------------------------------------------
Total Investments -- 87.9%
   (identified cost $14,815,686)                         $17,714,794
--------------------------------------------------------------------
Other Assets, Less Liabilities -- 12.1%                  $ 2,437,412
--------------------------------------------------------------------
Net Assets -- 100.0%                                     $20,152,206
--------------------------------------------------------------------

 Company descriptions are unaudited.

 ADR-American Depositary Receipt

 GDR-Global Depositary Receipt.
 (1)  Non-income producing security.
 (2)  Priced by adviser.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Brazil                                            3.5%   $  713,765
India                                             3.9%      787,318
Estonia                                           6.5%    1,306,215
Thailand                                          6.1%    1,236,455
Republic of Korea                                13.0%    2,617,285
Hungary                                           2.6%      514,982
Mexico                                            7.2%    1,442,172
Taiwan                                            4.5%      914,797
Malaysia                                          6.8%    1,366,317
Hong Kong                                         8.9%    1,786,607
Chile                                             1.9%      388,930
United Kingdom                                    4.3%      859,683
South Africa                                      7.6%    1,539,123
Russia                                            5.9%    1,176,807
United States                                     1.2%      240,000
Turkey                                            1.4%      290,930
Indonesia                                         2.6%      533,408

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $14,815,686)                           $17,714,794
Cash                                        2,416,661
Foreign currency, at value (identified
   cost, $34,816)                              34,846
Receivable from the Administrator               1,300
Interest and dividends receivable              14,599
Tax reclaim receivable                            396
Prepaid expenses                                   44
-----------------------------------------------------
TOTAL ASSETS                              $20,182,640
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $     1,275
Accrued expenses                               29,159
-----------------------------------------------------
TOTAL LIABILITIES                         $    30,434
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $20,152,206
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $17,253,006
Net unrealized appreciation (computed on
   the basis of identified cost)            2,899,200
-----------------------------------------------------
TOTAL                                     $20,152,206
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $43,613)                               $  351,919
Interest                                       8,990
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  360,909
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  134,146
Administration fee                            44,668
Trustees' fees and expenses                    5,092
Custodian fee                                 93,959
Legal and accounting services                 54,718
Miscellaneous                                  4,691
----------------------------------------------------
TOTAL EXPENSES                            $  337,274
----------------------------------------------------
Deduct --
   Waiver of investment adviser fee and
      reimbursement of expenses
      by the Investment Adviser           $   52,055
   Waiver of administration fee and
      reimbursement of expenses
      by the Administrator                    27,183
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   79,238
----------------------------------------------------
NET EXPENSES                              $  258,036
----------------------------------------------------
NET INVESTMENT INCOME                     $  102,873
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $34,178)     $ (455,082)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (67,187)
----------------------------------------------------
NET REALIZED LOSS                         $ (522,269)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,139,761
   Foreign currency and forward foreign
      currency exchange contracts              5,361
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $1,145,122
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  622,853
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  725,726
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $         102,873  $         108,602
   Net realized loss                               (522,269)          (519,134)
   Net change in unrealized appreciation
      (depreciation)                              1,145,122            454,871
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         725,726  $          44,339
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      22,230,752  $       2,182,206
   Withdrawals                                  (16,400,883)        (3,489,136)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       5,829,869  $      (1,306,930)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       6,555,595  $      (1,262,591)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      13,596,611  $      14,859,202
------------------------------------------------------------------------------
AT END OF YEAR                            $      20,152,206  $      13,596,611
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------
                                    2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      1.44%       1.93%       1.69%       1.42%      1.71%
   Net expenses after
      custodian fee reduction        1.44%       1.69%       1.38%       1.35%      1.41%
   Net investment income
      (loss)                         0.57%       0.78%      (0.56)%      0.45%      0.37%
Portfolio Turnover                     76%        125%         65%         95%       117%
-----------------------------------------------------------------------------------------
TOTAL RETURN(1)                      7.30%       1.03%         --          --         --
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $20,152     $13,597     $14,859     $14,472     $7,877
-----------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment
   Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.88%                   1.76%       2.42%      1.87%
   Expenses after custodian
      fee reduction                  1.88%                   1.45%       2.35%      1.57%
   Net investment income
      (loss)                         0.13%                  (0.63)%     (0.55)%     0.21%
-----------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, Eaton Vance Institutional Emerging Markets Fund held an approximate 13.3% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2002, the adviser fee was 0.75% of average daily net assets and amounted to $134,146. To reduce the net operating loss of the Portfolio, the investment adviser waived $39,036 of its investment advisor fee and was allocated $13,019 of the Portfolio's operating expenses. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2002, the administration fee was 0.25% of average daily net assets and amounted to $44,668. To reduce the net operating loss of the Portfolio, the manager waived $18,503 of its administration fee and was allocated $8,680 of the Portfolio's operating expenses. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $16,058,380 and $12,468,399, respectively, for the year ended December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 14,815,686
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,835,854
    Gross unrealized depreciation                 (936,746)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,899,108
    ------------------------------------------------------

   The net appreciation on foreign currency is $92.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended
   December 31, 2002.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2002, there were no obligations under these financial instruments outstanding.

EMERGING MARKETS PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF EMERGING MARKETS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Emerging Markets Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2003

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Investment Trust (the Trust) and Emerging Markets Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, "EVD" means Eaton Vance Distributors, Inc., "LGM" means Lloyd George Management (B.V.I.) Limited and "Lloyd George" means Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.              Trustee of          Since 1998      President and Chief              185                    None
 Bibliowicz              the Trust                           Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             advisor) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                 Trust and       Trust since 1989;   Chief Executive Officer
                      the Portfolio;      Trustee and Vice   of EVC, EV, EVM and
                     Vice President of    President of the   BMR; Director of EV;
                       the Portfolio      Portfolio since    Vice President and
                                                1994         Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and
                                                             the Portfolio.

 Hon. Robert Lloyd      Trustee and          Since 1994      Chief Executive Officer           5                     None
 George 8/13/52         President of                         of LGM and Lloyd
                       the Portfolio                         George. Mr. Lloyd
                                                             George is an interested
                                                             person because of his
                                                             positions with LGM and
                                                             Lloyd George, which are
                                                             affiliates of the
                                                             Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Edward K.Y. Chen        Trustee of          Since 1994      President of Lingnan              5              Director of First
 1/14/45               the Portfolio                         University in Hong                             Pacific Company, Asia
                                                             Kong.                                                Satellite
                                                                                                             Telecommunications
                                                                                                            Holdings Ltd. and Wharf
                                                                                                              Holdings Limited
                                                                                                            (property management
                                                                                                            and communications)

 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of
                                             since 1996      and communications                                17 portfolios
                                                             company).

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1994      Harvard University                              (telecommunication
                                                             Graduate School of                               services company)
                                                             Business Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1996      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout           Trustee of          Since 1998      Professor of Law,                185                   None
 9/14/57                 the Trust                           University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center

 Jack L. Treynor         Trustee of          Since 1989      Investment Adviser and           170                   None
 2/21/30                 the Trust                           Consultant.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William Walter      Vice President of       Since 1994      Director, Finance Director and
 Raleigh Kerr          the Portfolio                         Chief Operating Officer of
 8/17/50                                                     Lloyd George. Director of LGM.
                                                             Officer of 4 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                  the Trust                           Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E. Smiley,   Vice President of       Since 1996      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM
                                                             or BMR.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Kristin S.             Treasurer of       Since 2002(2)     Assistant Vice President of
 Anagnost 6/12/65      the Portfolio                         EVM and BMR. Officer of 109
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor   Treasurer of Trust      Since 1989      Vice President of BMR, EVM and
 4/1/45                                                      EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
LLOYD GEORGE MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


SPONSOR OF EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


136-2/03                                                                I-EMSRC